Vessel Operating Costs	6 Months Ended
Jun. 30, 2022
Vessel Operating Costs
Vessel Operating Costs

11. Vessel Operating Costs

An analysis of vessel operating costs is as follows:

	For the three months ended		For the six months ended
	June 30, 2021	June 30, 2022	June 30, 2021	June 30, 2022
Crew costs	9,675	10,936	18,647	21,286
Technical maintenance expenses	5,848	3,893	10,214	7,937
Other operating expenses	4,521	4,218	8,990	8,398
Total	20,044	19,047	37,851	37,621